LIBERTY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
                     LIBERTY FLORIDA INTERMEDIATE MUNICIPAL BOND FUND LIBERTY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND LIBERTY NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND LIBERTY NEW YORK INTERMEDIATE MUNICIPAL BOND FUND LIBERTY PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND LIBERTY RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND LIBERTY INTERMEDIATE TAX EXEMPT BOND FUND
                     SERIES OF LIBERTY FUNDS TRUST V

                     SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

                       dated March 1, 2003


The following table is inserted under the "Investment Performance "section of the Funds' Statement of Additional Information:


The Funds' Class Z, Class T and Class G share yields for the month ended October 31, 2002 were:

Class Z Shares

                                        ------------------------- ----------------------------
                                               Yield (%)           Tax-Equivalent Yield* (%)
                                        ------------------------- ----------------------------
                                        ------------------------- ----------------------------
Connecticut Fund                                  3.13                      5.34
                                        ------------------------- ----------------------------
                                        ------------------------- ----------------------------
Massachusetts Fund                                3.08                      5.30
                                        ------------------------- ----------------------------
                                        ------------------------- ----------------------------
New York Fund                                     3.11                      5.44
                                        ------------------------- ----------------------------
                                        ------------------------- ----------------------------
Florida Fund                                      2.96                      4.82
                                        ------------------------- ----------------------------
                                        ------------------------- ----------------------------
New Jersey Fund                                   3.09                      5.37
                                        ------------------------- ----------------------------
                                        ------------------------- ----------------------------
Pennsylvania Fund                                 2.83                      4.74
                                        ------------------------- ----------------------------
                                        ------------------------- ----------------------------
Rhode Island Fund                                 3.28                      5.93
                                        ------------------------- ----------------------------
                                        ------------------------- ----------------------------
Intermediate Tax Exempt Fund                      2.81                      4.58
                                        ------------------------- ----------------------------

Class T Shares

                                        ------------------------- ----------------------------
                                               Yield (%)           Tax-Equivalent Yield* (%)
                                        ------------------------- ----------------------------
                                        ------------------------- ----------------------------
Connecticut Fund                                  2.84                      4.84
                                        ------------------------- ----------------------------
                                        ------------------------- ----------------------------
Massachusetts Fund                                2.80                      4.82
                                        ------------------------- ----------------------------
                                        ------------------------- ----------------------------
New York Fund                                     2.76                      4.83
                                        ------------------------- ----------------------------
                                        ------------------------- ----------------------------
New Jersey Fund                                   2.82                      4.91
                                        ------------------------- ----------------------------
                                        ------------------------- ----------------------------
Rhode Island Fund                                 3.11                      5.62
                                        ------------------------- ----------------------------
                                        ------------------------- ----------------------------
Intermediate Tax Exempt Fund                      2.52                      4.10
                                        ------------------------- ----------------------------


 Class G Shares

                                        ------------------------- ----------------------------
                                               Yield (%)           Tax-Equivalent Yield* (%)
                                        ------------------------- ----------------------------
                                        ------------------------- ----------------------------
Connecticut Fund                                  2.25                      3.84
                                        ------------------------- ----------------------------
                                        ------------------------- ----------------------------
Massachusetts Fund                                2.24                      3.85
                                        ------------------------- ----------------------------
                                        ------------------------- ----------------------------
New York Fund                                     2.22                      3.88
                                        ------------------------- ----------------------------
                                        ------------------------- ----------------------------
New Jersey Fund                                   2.29                      3.98
                                        ------------------------- ----------------------------
                                        ------------------------- ----------------------------
Rhode Island Fund                                 2.46                      4.45
                                        ------------------------- ----------------------------
                                        ------------------------- ----------------------------
Intermediate Tax Exempt Fund                      1.99                      3.24
                                        ------------------------- ----------------------------

* Calculated using the effective maximum combined federal and state tax rates applicable to individuals. Tax equivalent yield for investors subject to lower tax rates would be lower.


                                                                 May 14, 2003